Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Reconciliation of Income Tax Expense to Profit (Loss)
The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Profit (loss) before income taxes	1,090,655	442,339	(95,665)
Brazilian statutory rate	34%	34%	34%

Tax (expense) benefit at the statutory rate	(370,823)	(150,395)	32,526
Additions (exclusions):
Gain from entities not subject to the payment of income taxes	47,782	(3,283)	(37,098)
Interest on capital	10,102	—	—
Other permanent differences	6,039	(2,871)	(3,805)
Equity pickup on associates	(275)	169	105
Unrecorded deferred taxes	(2,030)	(652)	(1,332)
Use of tax losses previously unrecorded	5,163	2,689	218
Unrealized gain on previously held interest on acquisition	—	7,290	—
Tax incentives (i)	5,666	3,300	—
Research and development tax benefit	8,188	4,026	—
Other tax incentives	3,728	2,615	82

Total income tax and social contribution (expense) gain	(286,460)	(137,112)	(9,304)

Effective tax rate	26%	31%	(10)%
Current income tax and social contribution	(217,228)	(154,882)	(5,682)
Deferred income tax and social contribution	(69,232)	17,770	(3,622)

Total income tax and social contribution (expense) gain	(286,460)	(137,112)	(9,304)

(i)	Incentives to cultural and artistic activities (“Rouanet Law”), sports, child and adolescent rights fund and fund for the elderly.

Schedule of Net Changes in Deferred Income Taxes
Net changes in deferred income taxes relate to the following:

	2019	2018
Beginning balance before adoption of new accounting standard	182,445	145,966
Adoption of new accounting standard	—	24,362

Beginning balance after adoption of new accounting standard	182,445	170,328
Losses available for offsetting against future taxable income	(46,177)	(8,328)
Tax credit carryforward	(2,720)	18,762
Tax deductible goodwill on non-controlling interest	61,127	—
Temporary differences under FIDC	(27,806)	(16,095)
Share-based compensation	6,354	16,103
Deferred income taxes arising from business combinations	5,890	(8,672)
Technological innovation benefit	(6,385)	(3,079)
Changes in FVOCI	7,758	7,198
Others	1,608	6,228

Final balance	182,094	182,445

Deferred tax assets on tax losses	124,530	174,380
Tax deductible goodwill on non-controlling interest	61,127	—
Assets at FVOCI	39,060	31,302
Tax credit carryforward	34,932	37,652
Share-based compensation	26,158	19,804
Temporary differences under FIDC	(68,099)	(40,293)
Deferred income taxes arising from business combinations	(30,961)	(36,851)
Technological innovation benefit	(9,464)	(3,079)
Others	4,811	(470)

Deferred tax, net	182,094	182,445